Debt - Additional Information (Details) - USD ($)		9 Months Ended	12 Months Ended
	Apr. 01, 2020	Sep. 30, 2021	Dec. 31, 2020	May 31, 2018
Debt Instrument [Line Items]
Debt maturity date			Apr. 30, 2022
Debt outstanding		$ 0	$ 38,124,000
Line of credit facility, Interest rate accrued	1.00%
Small Business Administration’s Paycheck Protection Program
Debt Instrument [Line Items]
Debt maturity date			Apr. 30, 2022
Loan
Debt Instrument [Line Items]
Debt outstanding			$ 8,100,000
Credit Facility Agreement
Debt Instrument [Line Items]
Debt instrument, principal				$ 30,000,000
Long-term line of credit				15,000,000
Growth capital advance				$ 15,000,000
Debt maturity date			May 31, 2020
Credit Facility Agreement
Debt Instrument [Line Items]
Debt maturity date			May 31, 2022
Subordinated Credit Facility Agreement
Debt Instrument [Line Items]
Debt maturity date			Aug. 31, 2022
Revolving Credit Facility
Debt Instrument [Line Items]
Debt maturity date			May 31, 2022
Amount available to borrow under revolving line of credit			$ 11,400,000
Line of credit facility, description		Interest accrues at the greater of (1) 4.50% and (2) the Prime Rate plus a margin of 0.50% per year (4.50% at December 31, 2020), unless certain milestones are achieved then interest accrues at the greater of (1) 4.00% and (2) the Prime Rate. Interest is payable monthly.
Line of credit facility, debt issuance costs			$ 22,500
Line of credit facility, expiration date			May 31, 2022
Growth Capital Advance Component
Debt Instrument [Line Items]
Debt instrument, principal			$ 1,000,000
Debt maturity date			Jun. 30, 2024
Line of credit facility, Interest rate accrued		5.00%
Percentage of pay unused credit facility fee to lender		0.50%
Amount available to borrow under revolving line of credit			$ 15,000,000
Line of credit facility, description		the lender agreed to make advances to the Company in three tranches not to exceed $5.0 million under each tranche, up to the total amount of $15.0 million during the draw period, which was available until June 30, 2021.
Line of credit facility, debt issuance costs		$ 25,000
Loss recognized from early prepayment			$ 353,000
Growth Capital Advance Component | Debt Instrument Milestone Achieved
Debt Instrument [Line Items]
Line of credit facility, Interest rate accrued		4.50%
Growth Capital Advance Component | Prime Rate
Debt Instrument [Line Items]
Interest rate at period end		1.00%
Line of credit facility, Interest rate			5.00%
Subordinate Credit Facility
Debt Instrument [Line Items]
Borrowed and repaid amount		$ 5,000,000
Amount available to borrow under revolving line of credit			$ 30,000,000
Subordinated Debt
Debt Instrument [Line Items]
Line of credit facility, expiration date			Aug. 31, 2022
Growth Capital Advance
Debt Instrument [Line Items]
Line of credit facility, expiration date			Jun. 30, 2024